Related party and shareholder transactions (Revenues - related parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Proceeds from loan from a shareholder	$ 88	$ 405	$ 600
Sun Zone Investments Limited [Member]
Related Party Transaction [Line Items]
Proceeds from loan from a shareholder		405
Repayments of Related Party Debt		$ 505